Restructuring, Impairment, and Plant Closing and Transition Costs - Restructuring, Impairment and Plant Closing and Transition Costs (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Restructuring and Related Activities [Abstract]
Cash charges	$ (4)	$ 1	$ 17	$ 11
Impairment of assets	0	3	0	3
Accelerated depreciation	2	9	2	11
Other plant closure costs	37	0	41	0
Total Restructuring, Impairment and Plant Closing and Transition Costs	$ 35	$ 13	$ 60	$ 25